Significant Accounting Policies - Useful Lives Applied to the Group's Intangible Assets (Details)	12 Months Ended
Dec. 31, 2019
Minimum | Intellectual Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Useful life (Years)	10 years
Minimum | Licenses
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Useful life (Years)	3 years
Maximum | Intellectual Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Useful life (Years)	20 years
Maximum | Licenses
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Useful life (Years)	20 years